Consolidated Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 21,976	$ 22,421	$ 20,846
Federal funds sold	1,300	1,329	4,793
Cash and cash equivalents	23,276	23,750	25,639
Investment securities available for sale, at fair value	123,054	146,520	154,334
Loans held for sale	880	1,107	438
Loans	586,329	533,710	470,584
Less allowance for loan and lease losses	6,334	6,385	6,846
Net loans	579,995	527,325	463,738
Premises and equipment, net	9,921	9,772	9,980
Goodwill	4,559	4,559	4,559
Core deposit intangibles	46	76	116
Bank-owned life insurance	13,438	13,141	9,092
Other real estate owned	1,205	1,412	2,590
Accrued interest and other assets	5,884	7,477	7,045
TOTAL ASSETS	762,258	735,139	677,531
LIABILITIES
Noninterest-bearing demand	136,320	116,498	105,512
Interest-bearing demand	67,061	57,219	56,377
Money market	77,774	78,856	75,895
Savings	173,272	180,653	178,470
Time	184,915	191,221	169,858
Total deposits	639,342	624,447	586,112
Short-term borrowings	32,803	35,825	14,808
Other borrowings	9,713	9,939	10,624
Accrued interest and other liabilities	2,208	2,624	2,120
TOTAL LIABILITIES	684,066	672,835	613,664
STOCKHOLDERS' EQUITY
Common stock	47,812	36,191	35,529
Retained earnings	40,282	37,236	32,524
Accumulated other comprehensive income	3,616	2,395	2,548
Treasury stock, at cost	(13,518)	(13,518)	(6,734)
TOTAL STOCKHOLDERS' EQUITY	78,192	62,304	63,867
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 762,258	$ 735,139	$ 677,531